Supplemental Cash Flow Information - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details) - JPY (¥) ¥ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	¥ 2,028	¥ 1,661	¥ 1,661	¥ 350	¥ 439
Proceeds from short-term loans	500	200	1,800	1,200	1,800
Repayments of short-term loans	(500)	(200)	(1,800)	(1,200)	(2,000)
Repayments of long-term loans					0
Repayments of lease obligations	(94)	(103)	(463)	(327)	(255)
Proceeds from loans from related party	7,038	6,000	8,508		3,000
Repayments of loans from related party	(5,448)	(6,000)	(7,887)		(3,000)
Total changes from financing cash flows			158	(327)	(455)
Modification of lease term			79	(81)	253
Increase by business combination			130
New lease contracts				1,719	113
Interest expenses			31	5	3
Interest expenses paid			(31)	(5)	(3)
Total liability-related other changes			209	1,638	366
Balance			2,028	1,661	350
Loans [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	751				200
Proceeds from short-term loans			1,800	1,200	1,800
Repayments of short-term loans			(1,800)	(1,200)	(2,000)
Repayments of long-term loans					0
Repayments of lease obligations
Proceeds from loans from related party			8,508		3,000
Repayments of loans from related party			(7,759)		(3,000)
Total changes from financing cash flows			749		(200)
Modification of lease term
Increase by business combination			2
New lease contracts
Interest expenses			21	0	1
Interest expenses paid			(21)	0	(1)
Total liability-related other changes			2
Balance			751
Promissory note- related party [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance
Proceeds from short-term loans
Repayments of short-term loans
Repayments of lease obligations
Proceeds from loans from related party
Repayments of loans from related party			(128)
Total changes from financing cash flows			(128)
Modification of lease term
Increase by business combination			128
New lease contracts
Interest expenses
Interest expenses paid
Total liability-related other changes			128
Balance
Lease liabilities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	¥ 1,277	¥ 1,661	1,661	350	239
Proceeds from short-term loans
Repayments of short-term loans
Repayments of lease obligations			(463)	(327)	(255)
Proceeds from loans from related party
Repayments of loans from related party
Total changes from financing cash flows			(463)	(327)	(255)
Modification of lease term			79	(81)	253
Increase by business combination
New lease contracts				1,719	113
Interest expenses			10	5	2
Interest expenses paid			(10)	(5)	(2)
Total liability-related other changes			79	1,638	366
Balance			¥ 1,277	¥ 1,661	¥ 350